Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	YPF
Entity Registrant Name	YPF SOCIEDAD ANONIMA
Entity Central Index Key	0000904851
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
'Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	393,312,793
Class A Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,764
Class B Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,624
Class C shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	40,422
Class D Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	393,260,983